Loans and advances to customers - Impaired loans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets at amortized cost category | Impaired loans
Financial assets
Beginning balance	$ 18,429
Balance at year-end	17,952	$ 18,429
Gross carrying amount
Financial assets
Beginning balance	698,152
Balance at year-end	750,305	698,152
Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Written-off assets	(21,154)
Loans and advances - Customers | Impairment losses
Financial assets
Written-off assets	21,154	19,678	$ 21,733
Loans and advances - Customers | Gross carrying amount | Financial assets at amortized cost category
Financial assets
Written-off assets	(21,333)
Loans and advances - Customers | Gross carrying amount | Financial assets at amortized cost category | Impaired loans
Financial assets
Beginning balance	18,429	18,132
Additions	31,418	32,461
Transfers to performing loans	(10,741)	(12,486)
Written-off assets	(21,154)	(19,678)
Balance at year-end	$ 17,952	18,429	18,132
Loans and advances - Customers | Gross carrying amount | Loans and receivables | Impaired loans
Financial assets
Beginning balance		$ 18,132	17,595
Additions			34,180
Transfers to performing loans			(11,910)
Written-off assets			(21,733)
Balance at year-end			$ 18,132